Changes in accounting policies, comparability and adjustments	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure of voluntary change in accounting policy
Changes to the presentation

of the financial statements

Effective

from the

second

quarter

of 2022,

UBS

has made

several changes

to simplify

the presentation

of the

income
statement alongside other primary

financial statements and

disclosure notes and to align them with management
information.

In

particular,
Total

operating

income

has

been

renamed
Total

revenues

and

excludes
Credit

loss
(expense)

/ release
, which is now separately

presented below
Total revenues
.

Disclosure of reclassification of financial assets [text block]
Reclassification of a portfolio

from
Financial assets

measured at fair value

through other
comprehensive

income to
Other financial assets

measured at

amortized cost

Effective from

1 April 2022,

UBS has reclassified

a portfolio

of financial

assets from
Financial assets

measured

at fair
value through

other comprehensive

income

(FVOCI) with

a fair value

of USD
6.9
bn (the

Portfolio)

to
Other financial
assets

measured at

amortized cost

in

line

with

the

principles in

IFRS 9,
Financial

Instruments
,

which

require a
reclassification when an

entity changes

its business model

for managing financial

assets.
The Portfolio’s cumulative

fair value losses of USD
449 m pre-tax and USD 333
m post-tax, previously recognized

in
Other comprehensive

income
, have been removed from equity

and adjusted against the value of the assets

at the
reclassification date,

so that the Portfolio is

measured as if the assets

had always been classified

at amortized cost,
with a value as of 1 April

2022 of USD
7.4
bn.

The reclassification had

no effect on the income

statement.

The

reclassified

Portfolio

is

made

up

of

high-quality

liquid

assets,

primarily

US

government

treasuries

and

US
government agency

mortgage-backed securities,

held and separately managed

by UBS Bank USA (BUSA).
The

accounting

reclassification

has

arisen

as

a

direct

result

of

the

transformation

of

UBS’s

Global

Wealth
Management Americas

business that

has

significantly impacted

BUSA. Th

is includes

initiatives approved

by

the
Group Executive

Board to

significantly

grow and

extend the

business, as

disclosed

on 1 February

2022 during

UBS’s
fourth quarter 2021 earnings presentation, along with UBS’s

decision to acquire Wealthfront, an industry-leading
digital wealth management provider. BUSA’s

deposit base has

grown by more

than 100% in

the last

two years,
generating substantial

cash balances,

with a

number of new

products being

launched, including

new deposit

types
that are longer in duration,

additional lending

and a broader range

of customer segments targeted.
Following the

commencement of these

activities and

the announcement made

in

the first

quarter of

2022, the
Portfolio is

no longer

held in

a business

model to

collect the

contractual cash

flows and

sell the

assets, but

is instead
solely held to collect the contractual cash flows until the assets mature,

requiring a reclassification

of the Portfolio
in line with IFRS 9

with effect

from 1 April 2022.
The fair

value of the

Portfolio as of

30 June 2022

was USD
6.4
bn. A

pre-tax fair value

loss of

USD
264 m would
have been recognized in
Other comprehensive

income

during the second quarter of 2022 if the Portfolio had not
been reclassified.